Note 8 - Property and Equipment (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Property and equipment	$ 6,868	$ 7,075
Gross carrying amount [member]
Statement Line Items [Line Items]
Property and equipment	17,465	16,884
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property and equipment	$ (10,597)	$ (9,809)